Property and Equipment - Summary of Property and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost
Balance, beginning	$ 817,583	$ 807,652
Additions	615,256	124,473
Disposals	(7,677)	(36,582)
Foreign currency adjustments	53,434	(77,960)
Balance, ending	1,478,596	817,583
Accumulated Depreciation
Balance, beginning	459,690	398,065
Depreciation	164,404	114,032
Disposals	(5,115)	(26,125)
Foreign currency adjustments	25,188	(26,282)
Balance, ending	644,167	459,690
Net Book Value	834,429	357,893
Computers [Member]
Cost
Balance, beginning	79,237	85,625
Additions	82,254	13,953
Disposals	(3,860)	(13,219)
Foreign currency adjustments	4,190	(7,122)
Balance, ending	161,821	79,237
Accumulated Depreciation
Balance, beginning	56,180	56,181
Depreciation	33,606	12,668
Disposals	(3,556)	(7,774)
Foreign currency adjustments	2,454	(4,895)
Balance, ending	88,684	56,180
Net Book Value	73,137	23,057
Office furniture and equipment [Member]
Cost
Balance, beginning	60,369	67,996
Additions	12,715	5,701
Disposals	(3,817)	(7,890)
Foreign currency adjustments	3,108	(5,438)
Balance, ending	72,375	60,369
Accumulated Depreciation
Balance, beginning	46,260	49,667
Depreciation	3,404	6,349
Disposals	(1,559)	(5,698)
Foreign currency adjustments	2,351	(4,058)
Balance, ending	50,456	46,260
Net Book Value	21,919	14,109
Leasehold Improvements [Member]
Cost
Balance, beginning	118,359	128,767
Additions	3,535
Foreign currency adjustments	5,932	(10,408)
Balance, ending	127,826	118,359
Accumulated Depreciation
Balance, beginning	114,177	115,816
Depreciation	5,205	8,148
Foreign currency adjustments	5,798	(9,787)
Balance, ending	125,180	114,177
Net Book Value	2,646	4,182
Lab Equipment [Member]
Cost
Balance, beginning	559,618	525,264
Additions	516,752	104,819
Disposals	0	(15,473)
Foreign currency adjustments	40,204	(54,992)
Balance, ending	1,116,574	559,618
Accumulated Depreciation
Balance, beginning	243,073	176,401
Depreciation	122,189	86,867
Disposals	0	(12,653)
Foreign currency adjustments	14,585	(7,542)
Balance, ending	379,847	243,073
Net Book Value	$ 736,727	$ 316,545